                          AIM VARIABLE INSURANCE FUNDS


                            AIM V.I. CORE STOCK FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                        AIM V.I. GLOBAL HEALTH CARE FUND
                              AIM V.I. LEISURE FUND
                       AIM V.I. SMALL COMPANY GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                           AIM V.I. TOTAL RETURN FUND
                             AIM V.I. UTILITIES FUND
                                 SERIES I SHARES
                                SERIES II SHARES

                     Supplement dated September 16, 2005 to
          the Statement of Additional Information dated April 29, 2005 as supplemented May 23, 2005


On September 14, 2005, the Board of Trustees of AIM Variable Insurance Funds determined that it was in the best interests of AIM V.I. Total Return Fund (the "Fund") and its shareholders to terminate and liquidate the Fund. In order to effect such liquidation, the Fund will close to new investors on or about December 21, 2005 (the "Closing Date"). Shareholders will receive the net asset value per share for all shares they own on the Closing Date.

To prepare for the closing and liquidation of the Fund, the Fund's portfolio managers may need to increase the portion of the Fund's assets held in cash and similar instruments in order to pay Fund expenses and meet redemption requests. As a result, the Fund's normal exposure to stock and bond investments will be reduced or eliminated prior to the Closing Date.

                         AIM V.I. AGGRESSIVE GROWTH FUND
                                 SERIES I SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 7 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

    o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

    o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

    o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                         AIM V.I. AGGRESSIVE GROWTH FUND
                                SERIES II SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 7 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                       AIM V.I. CAPITAL APPRECIATION FUND
                                 SERIES I SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor since 1995.

         o Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

         They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                       AIM V.I. CAPITAL APPRECIATION FUND
                                SERIES II SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 7 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor since 1995.

         o Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

         They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                        AIM V.I. GLOBAL HEALTH CARE FUND
                                 SERIES I SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 9 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

         o Michael L. Yellen (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994. As the lead manager, Mr. Yellen generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Yellen may perform these functions, and the nature of these functions, may change from time to time.

         o Sunaina Murthy, Senior Analyst, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2001 (except for July, 2004 to October, 2004 when she served as a senior analyst for Caxton Associates). From 1999 to 2001, she was an analyst for Burrill & Company.

         o Derek M. Taner, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

         More information on these portfolio managers may be found on the Advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

         The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage."

                        AIM V.I. GLOBAL HEALTH CARE FUND
                                SERIES II SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 9 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

         o Michael L. Yellen (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994. As the lead manager, Mr. Yellen generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Yellen may perform these functions, and the nature of these functions, may change from time to time.

         o Sunaina Murthy, Senior Analyst, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2001 (except for July, 2004 to October, 2004 when she served as a senior analyst for Caxton Associates). From 1999 to 2001, she was an analyst for Burrill & Company.

         o Derek M. Taner, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

         More information on these portfolio managers may be found on the Advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

         The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage."

                        AIM V.I. MID CAP CORE EQUITY FUND
                                 SERIES I SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

"The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and cash and cash equivalents, including shares of affiliated money market funds. The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

"In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following information is added as the second paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus:

"To the extent the fund holds cash or cash equivalents rather than equity securities, the fund may not achieve its investment objective and it may under perform its peer group and benchmark index, particularly during periods of strong market performance."

                        AIM V.I. MID CAP CORE EQUITY FUND
                                SERIES II SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

"The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and, as part of a risk management strategy, cash and cash equivalents, including shares of affiliated money market funds. The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

"In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The following information is added as the second paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus:

"To the extent the fund holds cash or cash equivalents rather than equity securities, the fund may not achieve its investment objective and it may under perform its peer group and benchmark index, particularly during periods of strong market performance."

                       AIM V.I. SMALL COMPANY GROWTH FUND
                                 SERIES I SHARES

                      Supplement dated September 16, 2005
      to the Prospectus dated April 29, 2005 as supplemented July 1, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 8 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

         o Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

         o Juan R. Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

         They are assisted by the Advisor's Small Cap Core/Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage."

                       AIM V.I. SMALL COMPANY GROWTH FUND
                                SERIES II SHARES

                     Supplement dated September 16, 2005 to
        the Prospectus dated April 29, 2005 as supplemented July 1, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 9 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

         o Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

         o Juan R. Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

         They are assisted by the Advisor's Small Cap Core/Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage."

                           AIM V.I. TOTAL RETURN FUND
                                 SERIES I SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005
                  as supplemented May 23, 2005 and July 1, 2005


On September 14, 2005, the Board of Trustees of AIM Variable Insurance Funds determined that it was in the best interests of AIM V.I. Total Return Fund (the "Fund") and its shareholders to terminate and liquidate the Fund. In order to effect such liquidation, the Fund will close to new investors on or about December 21, 2005 (the "Closing Date"). Shareholders will receive the net asset value per share for all shares they own on the Closing Date.

To prepare for the closing and liquidation of the Fund, the Fund's portfolio managers may need to increase the portion of the Fund's assets held in cash and similar instruments in order to pay Fund expenses and meet redemption requests. As a result, the Fund's normal exposure to stock and bond investments will be reduced or eliminated prior to the Closing Date.

                           AIM V.I. TOTAL RETURN FUND
                                SERIES II SHARES

                       Supplement dated September 16, 2005
                     to the Prospectus dated April 29, 2005
                  as supplemented May 23, 2005 and July 1, 2005


On September 14, 2005, the Board of Trustees of AIM Variable Insurance Funds determined that it was in the best interests of AIM V.I. Total Return Fund (the "Fund") and its shareholders to terminate and liquidate the Fund. In order to effect such liquidation, the Fund will close to new investors on or about December 21, 2005 (the "Closing Date"). Shareholders will receive the net asset value per share for all shares they own on the Closing Date.

To prepare for the closing and liquidation of the Fund, the Fund's portfolio managers may need to increase the portion of the Fund's assets held in cash and similar instruments in order to pay Fund expenses and meet redemption requests. As a result, the Fund's normal exposure to stock and bond investments will be reduced or eliminated prior to the Closing Date.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                                (SERIES I SHARES)

                       Supplement dated September 16, 2005
      to the Prospectus dated April 29, 2005 as supplemented July 1, 2005


The following information replaces in its entirety the third paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. MID CAP CORE EQUITY FUND" on page 4 of the prospectus:

"The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and, as part of a risk management strategy, cash and cash equivalents, including shares of affiliated money market funds. The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. The fund may invest up to 25% of its total assets in foreign securities."

The following information is added as the last paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUNDS - AIM V.I. MONEY MARKET FUND" on page 8 of the prospectus:

"To the extent the fund holds cash or cash equivalents rather than equity securities, the fund may not achieve its investment objective(s) and it may under perform its peer group and benchmark index, particularly during periods of strong market performance."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. AGGRESSIVE GROWTH FUND" on page 31 of the prospectus:

     o "Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987.

     o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

     o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus."


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. CAPITAL APPRECIATION FUND" on page 32 of the prospectus:

         o "Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor since 1995.

         o Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

         They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                               (SERIES II SHARES)

                       Supplement dated September 16, 2005
       to the Prospectus dated April 29, 2005 as supplemented July 1, 2005


The following information replaces in its entirety the first paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. MID CAP CORE EQUITY FUND" on page 4 of the prospectus:

"The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and, as part of a risk management strategy, cash and cash equivalents, including shares of affiliated money market funds. The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. The fund may invest up to 25% of its total assets in foreign securities."

The following information is added as the last paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUNDS - AIM V.I. MONEY MARKET FUND" on page 8 of the prospectus:

"To the extent the fund holds cash or cash equivalents rather than equity securities, the fund may not achieve its investment objective(s) and it may under perform its peer group and benchmark index, particularly during periods of strong market performance."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. AGGRESSIVE GROWTH FUND" on page 32 of the prospectus:

     o "Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987.

     o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

     o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1995.


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         They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus."


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. CAPITAL APPRECIATION FUND" on page 33 of the prospectus:

         o "Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1987.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor since 1995.

         o Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

         They are assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus."